Employee benefits - Summary of Movements in the Present Value of the Defined Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Defined benefit obligations, Beginning Balance	$ 209,913	$ 236,737	$ 186,081
Benefits paid by the plan	(11,819)	(12,661)	(7,753)
Current service costs	8,353	11,676	7,555
Interest cost	22,009	18,994	18,061
Personnel transfer cost	108	57	331
Foreign exchange variance	27,738	(39,292)	27,028
Other, including curtailment gain and seniority premium adjustment	97	67	76
Employee benefits expense	256,399	215,578	231,379
Remeasurement of defined benefit liability losses/(gains) recognized in other comprehensive income:
Financial assumptions	19,317	(15,168)	6,477
Demographic assumptions	(4,233)	9,177	777
Experience adjustments	3,584	326	(1,896)
Defined benefit obligations, Ending Balance	$ 275,067	$ 209,913	$ 236,737